Schedule of Investments (unaudited)
January 31, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Bahrain — 0.1%
Bapco Energies Sukuk Ltd., 6.25%, 01/29/35(a)	$22,151	$22,798,917
British Virgin Islands — 0.1%
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 4.15%, (a)(b)(c)	10,200	10,271,400
Cayman Islands — 0.0%
Suci Second Investment Co., 5.13%, 01/28/36(a)	5,000	4,968,750
Chile — 1.3%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(a)	15,954	15,131,412
3.15%, 01/14/30(a)	14,900	14,165,132
3.63%, 08/01/27(a)	14,413	14,290,489
3.70%, 01/30/50(a)	38,067	26,687,251
4.38%, 02/05/49(a)	18,663	14,763,180
4.50%, 08/01/47(a)	16,962	13,771,024
5.53%, 01/30/37(d)	4,250	4,263,919
5.95%, 01/08/34(a)	18,415	19,219,735
6.30%, 09/08/53(d)	1,600	1,630,633
6.30%, 09/08/53(a)	16,495	16,810,807
6.33%, 01/13/35(a)	20,650	21,960,036
6.44%, 01/26/36(a)	20,945	22,445,500
6.78%, 01/13/55(a)	20,150	21,625,584
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(a)	13,712	12,039,136
		218,803,838
China — 1.5%
CNAC HK Finbridge Co. Ltd.
3.00%, 09/22/30(a)	19,847	18,638,020
4.13%, 07/19/27(a)	20,210	20,221,115
5.13%, 03/14/28(a)	35,146	35,814,477
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	20,358	20,107,597
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(a)	14,522	14,497,603
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(a)	24,677	22,922,465
2.70%, 05/13/30(a)	30,616	29,147,963
2.95%, 11/12/29(a)	20,459	19,767,895
State Grid Overseas Investment BVI Ltd.
1.63%, 08/05/30(a)	23,459	21,248,928
3.50%, 05/04/27(a)	44,513	44,330,051
		246,696,114
Hong Kong — 0.2%
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33, (5-year CMT + 1.23%)(a)(c)	39,621	40,797,744
Indonesia — 0.7%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.45%, 05/15/30(a)	10,443	10,743,236
Pertamina Hulu Energi PT, 5.25%, 05/21/30(a)	10,500	10,656,713
Pertamina Persero PT
4.18%, 01/21/50(a)	10,863	8,221,444
5.63%, 05/20/43(a)	14,685	14,017,934
6.00%, 05/03/42(a)	12,515	12,477,205
6.45%, 05/30/44(a)	15,391	16,112,684
Security	Par (000)	Value
Indonesia (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(a)	$10,161	$7,315,412
4.13%, 05/15/27(a)	12,233	12,205,720
5.25%, 10/24/42(a)	10,725	9,759,750
5.45%, 05/21/28(a)	10,156	10,359,120
5.45%, 02/03/36(d)	3,775	3,752,350
6.15%, 05/21/48(a)	10,292	10,211,722
		125,833,290
Malaysia — 1.9%
Petronas Capital Ltd.
2.48%, 01/28/32(a)	28,263	25,439,809
3.40%, 04/28/61(a)	39,179	26,384,510
3.50%, 04/21/30(a)	50,540	49,099,863
4.50%, 03/18/45(a)	32,900	29,163,218
4.55%, 04/21/50(a)	61,749	54,114,971
4.80%, 04/21/60(a)	21,670	19,356,186
4.95%, 01/03/31(a)	35,990	37,073,299
5.34%, 04/03/35(a)	40,323	41,741,966
5.85%, 04/03/55(a)	36,092	37,588,194
		319,962,016
Mexico — 1.9%
Comision Federal de Electricidad
4.69%, 05/15/29(a)	9,118	9,092,470
6.05%, 01/28/34(d)	5,855	5,869,579
6.45%, 01/24/35(a)	6,150	6,284,008
Mexico City Airport Trust, 5.50%, 07/31/47(a)	13,832	11,912,810
Petroleos Mexicanos
5.95%, 01/28/31	26,562	25,882,013
6.35%, 02/12/48	11,476	9,100,468
6.38%, 01/23/45	8,898	7,242,082
6.50%, 03/13/27	1,000	1,017,240
6.50%, 01/23/29	8,783	8,967,443
6.50%, 06/02/41	11,891	10,338,630
6.63%, 06/15/35	17,721	16,884,391
6.70%, 02/16/32	46,605	46,520,645
6.75%, 09/21/47	37,717	31,027,513
6.84%, 01/23/30	17,388	17,770,536
6.95%, 01/28/60	27,474	22,374,826
7.69%, 01/23/50	55,283	49,754,700
8.75%, 06/02/29	14,601	15,681,228
10.00%, 02/07/33	13,866	16,141,133
		311,861,715
Netherlands — 0.1%
MDGH GMTN RSC Ltd., 3.70%, 11/07/49(a)	13,479	10,113,968
Oman — 0.1%
EDO Sukuk Ltd., 5.88%, 09/21/33(a)	22,615	23,818,909
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)	24,502	19,823,343
Banco Nacional de Panama, 2.50%, 08/11/30(a)	18,720	16,586,482
		36,409,825
Peru — 0.2%
Petroleos del Peru SA
4.75%, 06/19/32(a)	20,034	15,128,174
5.63%, 06/19/47(a)	40,681	27,312,003
		42,440,177

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia — 1.3%
Gaci First Investment Co.
4.75%, 02/14/30(a)	$12,209	$12,283,475
4.88%, 02/14/35(a)	13,957	13,693,631
5.00%, 10/13/27(a)	7,604	7,677,189
5.00%, 01/29/29(a)	12,850	13,026,688
5.00%, 09/15/35(a)	13,950	13,801,851
5.13%, 02/14/53(a)	12,412	10,857,397
5.25%, 01/29/30(a)	16,946	17,348,467
5.25%, 10/13/32(a)	12,137	12,394,911
5.25%, 01/29/34(a)	11,900	12,067,195
5.38%, 01/29/54(a)	10,300	9,300,900
5.63%, 07/29/34(a)	11,200	11,604,731
SRC Sukuk Ltd.
4.38%, 04/02/29(a)	10,550	10,523,625
4.88%, 10/02/35(a)	7,350	7,227,990
5.00%, 02/27/28(a)	7,000	7,078,750
5.38%, 02/27/35(a)	7,700	7,863,625
Suci Second Investment Co.
4.38%, 09/10/27(a)	9,350	9,356,358
4.88%, 05/08/32(a)	8,600	8,621,500
5.17%, 03/05/31(a)	13,950	14,250,762
6.00%, 10/25/28(a)	16,163	16,809,520
6.25%, 10/25/33(a)	7,950	8,592,877
		224,381,442
South Africa — 0.3%
Eskom Holdings, 6.35%, 08/10/28(a)	21,791	22,488,312
Transnet, 8.25%, 02/06/28(a)	22,121	23,337,655
		45,825,967
Turkey — 0.1%
TVF Varlik Kiralama AS, 6.95%, 01/23/30(a)(c)	9,700	9,998,372
United Arab Emirates — 1.7%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	19,987	18,408,027
Abu Dhabi Developmental Holding Co. PJSC
4.38%, 10/02/31(a)	9,500	9,415,355
4.50%, 05/06/30(a)	8,900	8,936,134
5.00%, 05/06/35(a)	8,250	8,306,760
5.25%, 10/02/54(a)	9,250	8,801,530
5.38%, 05/08/29(a)	11,400	11,756,136
5.50%, 05/08/34(a)	11,650	12,157,707
Adnoc Murban Rsc Ltd.
4.25%, 09/11/29(a)	9,200	9,240,250
4.50%, 09/11/34(a)	13,600	13,353,568
5.13%, 09/11/54(a)	13,550	12,587,950
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35(a)	13,800	13,800,000
DP World Crescent Ltd.
3.88%, 07/18/29(a)	8,558	8,323,425
4.85%, 09/26/28(a)	9,158	9,211,849
5.50%, 09/13/33(a)	13,600	14,008,544
5.50%, 05/08/35(a)	13,650	13,986,336
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(a)	11,951	11,551,359
6.85%, 07/02/37(a)	15,230	17,013,890
MDGH GMTN RSC Ltd.
2.88%, 11/07/29(a)	9,090	8,641,181
2.88%, 05/21/30(a)	8,547	8,063,582
3.38%, 03/28/32(a)	6,710	6,303,206
3.40%, 06/07/51(a)	8,709	6,139,845
3.95%, 05/21/50(a)	18,513	14,480,683
4.38%, 11/22/33(a)	9,084	8,846,635
Security	Par (000)	Value
United Arab Emirates (continued)
5.50%, 04/28/33(a)	$9,279	$9,712,793
Mdgh Sukuk Ltd., 5.00%, 06/04/35(a)	9,150	9,310,354
MDGH Sukuk Ltd., 4.96%, 04/04/34(a)	8,000	8,150,480
		280,507,579
Total Corporate Bonds & Notes — 11.7% (Cost: $2,135,322,785)		1,975,490,023
Foreign Government Obligations(e)
Angola — 1.2%
Angolan Government International Bonds
8.00%, 11/26/29(a)	38,811	38,071,262
8.25%, 05/09/28(a)	38,823	39,038,095
8.75%, 04/14/32(a)	39,301	38,322,028
9.13%, 11/26/49(a)	27,764	24,002,903
9.24%, 01/15/31(a)	22,450	22,653,397
9.38%, 05/08/48(a)	39,008	34,503,957
		196,591,642
Argentina — 3.2%
Argentina Republic Government International Bonds
1.00%, 07/09/29	20,924	18,465,699
1.75%, 07/09/30(f)	136,179	115,479,446
2.50%, 07/09/41(c)(f)	123,258	89,362,217
4.38%, 07/09/46(f)	23,220	17,055,199
4.75%, 07/09/35(f)	241,583	187,468,679
5.00%, 01/09/38(f)	133,040	107,096,852
		534,928,092
Azerbaijan — 0.1%
Republic of Azerbaijan International Bonds, 3.50%, 09/01/32(a)	23,859	22,209,945
Bahrain — 2.9%
Bahrain Government International Bonds
5.25%, 01/25/33(a)	22,932	21,372,624
5.45%, 09/16/32(a)	22,310	21,152,780
5.63%, 09/30/31(a)	22,625	22,009,826
5.63%, 05/18/34(a)	21,963	20,501,143
6.00%, 09/19/44(a)	27,466	23,526,277
6.63%, 10/06/37(a)	21,750	20,988,750
6.75%, 09/20/29(a)	28,094	28,752,523
7.00%, 10/12/28(a)	36,261	37,448,548
7.10%, 02/03/38(d)	6,425	6,405,725
7.38%, 05/14/30(a)	22,464	23,592,816
7.50%, 02/12/36(a)	22,396	23,417,929
7.75%, 04/18/35(a)	22,389	23,851,226
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(a)	22,779	21,503,376
3.95%, 09/16/27(a)	21,985	21,524,634
4.50%, 03/30/27(a)	19,455	19,272,707
5.87%, 02/06/34(a)	33,450	33,031,875
5.88%, 06/05/32(a)	28,013	27,662,838
6.00%, 02/12/31(a)	21,774	21,815,697
6.25%, 10/18/30(a)	22,346	22,597,169
6.25%, 07/07/33(a)	39,325	39,511,990
		479,940,453

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Benin — 0.1%
Benin Government International Bonds
7.96%, 02/13/38(d)	$4,775	$4,992,549
7.96%, 02/13/38(a)	14,600	15,265,176
		20,257,725
Bolivia — 0.1%
Bolivia Government International Bonds, 4.50%, 03/20/28(a)	19,127	18,024,807
Brazil — 3.6%
Brazil Government International Bonds
3.75%, 09/12/31	21,328	19,792,384
3.88%, 06/12/30	48,629	46,537,953
4.50%, 05/30/29	27,970	27,830,150
4.63%, 01/13/28	37,613	37,761,571
4.75%, 01/14/50	48,242	35,457,870
5.00%, 01/27/45	42,702	34,204,302
5.50%, 11/06/30	31,850	32,423,300
5.50%, 02/04/33	20,900	20,607,400
5.63%, 01/07/41	28,902	26,855,739
5.63%, 02/21/47	33,617	28,641,684
6.00%, 10/20/33	31,776	32,157,312
6.13%, 01/22/32	28,509	29,399,906
6.13%, 03/15/34	31,871	32,260,145
6.25%, 03/18/31	27,462	28,780,176
6.63%, 03/15/35	63,067	64,959,010
7.13%, 01/20/37	22,536	24,676,920
7.13%, 05/13/54	26,765	26,711,470
7.25%, 01/12/56	35,500	35,411,250
8.25%, 01/20/34	19,496	22,634,856
		607,103,398
Bulgaria — 0.2%
Bulgaria Government International Bonds, 5.00%, 03/05/37(a)	33,326	32,826,110
Chile — 2.0%
Chile Government International Bonds
2.45%, 01/31/31	20,667	18,930,972
2.55%, 01/27/32	21,211	19,015,662
2.55%, 07/27/33	32,031	27,706,815
3.10%, 05/07/41	35,742	27,503,469
3.10%, 01/22/61	27,983	17,321,477
3.24%, 02/06/28	25,554	25,119,582
3.25%, 09/21/71	14,448	8,925,252
3.50%, 01/31/34	19,064	17,443,560
3.50%, 01/25/50	32,877	24,016,648
3.50%, 04/15/53	21,267	15,184,638
3.86%, 06/21/47	15,279	12,238,479
4.00%, 01/31/52	13,638	10,801,296
4.34%, 03/07/42	27,787	24,730,430
4.85%, 01/22/29	23,975	24,502,450
4.95%, 01/05/36	23,405	23,566,224
5.33%, 01/05/54	20,931	20,239,627
5.65%, 01/13/37	22,493	23,744,286
		340,990,867
China — 1.5%
China Government International Bonds
1.20%, 10/21/30(a)	39,486	35,487,253
1.25%, 10/26/26(a)	727	713,187
1.75%, 10/26/31(a)	19,032	17,336,629
2.13%, 12/03/29(a)	37,437	35,749,714
2.63%, 11/02/27(a)	19,016	18,753,199
Security	Par (000)	Value
China (continued)
3.50%, 10/19/28(a)	$18,859	$18,915,577
3.63%, 11/13/28(a)	39,550	39,788,487
3.75%, 11/13/30(a)	39,781	40,070,208
4.13%, 11/20/27(a)	22,997	23,350,234
Export-Import Bank of China (The), 4.23%, 11/05/27, (1-day SOFR Index + 0.38%)(a)(c)	20,650	20,689,235
		250,853,723
Colombia — 3.3%
Colombia Government International Bonds
3.00%, 01/30/30	24,258	21,783,684
3.13%, 04/15/31	40,257	34,967,230
3.25%, 04/22/32	33,076	27,982,296
3.88%, 04/25/27	19,393	19,247,553
4.13%, 05/15/51	16,142	10,088,750
4.50%, 03/15/29	32,181	31,279,932
5.00%, 06/15/45	54,754	40,422,140
5.20%, 05/15/49	34,977	25,813,026
5.38%, 01/21/29	21,250	21,154,375
5.63%, 02/26/44	39,708	32,322,312
6.13%, 01/21/31	8,150	8,141,850
6.13%, 01/18/41	39,165	34,700,190
6.50%, 01/21/33	13,050	12,965,175
7.38%, 04/25/30	30,950	32,512,975
7.38%, 09/18/37	30,295	30,961,490
7.50%, 02/02/34	35,862	37,520,618
7.75%, 11/07/36	32,478	34,069,422
8.00%, 04/20/33	25,862	27,827,512
8.00%, 11/14/35	27,797	29,777,536
8.38%, 11/07/54	26,583	28,098,231
8.50%, 04/25/35	9,062	9,986,324
		551,622,621
Costa Rica — 0.9%
Costa Rica Government International Bonds
6.13%, 02/19/31(a)	27,601	28,843,045
6.55%, 04/03/34(a)	33,343	36,077,126
7.00%, 04/04/44(a)	21,855	23,806,925
7.16%, 03/12/45(a)	29,202	32,012,692
7.30%, 11/13/54(a)	33,621	37,462,199
		158,201,987
Dominican Republic — 3.3%
Dominican Republic International Bonds
4.50%, 01/30/30(a)	42,264	41,291,928
4.88%, 09/23/32(a)	64,041	61,351,278
5.30%, 01/21/41(a)	31,078	28,246,017
5.50%, 02/22/29(a)	37,865	38,432,975
5.88%, 10/28/35(a)	33,300	33,233,400
5.88%, 01/30/60(a)	67,746	60,285,472
6.00%, 07/19/28(a)	27,308	27,999,165
6.00%, 02/22/33(a)	36,669	37,402,380
6.40%, 06/05/49(a)	31,085	30,789,693
6.50%, 02/15/48(a)	20,648	20,645,419
6.85%, 01/27/45(a)	42,089	43,730,471
6.95%, 03/15/37(a)	40,993	43,862,510
7.05%, 02/03/31(a)	25,011	26,811,792
7.15%, 02/24/55(a)	20,269	21,665,027
7.45%, 04/30/44(a)	31,421	34,625,942
		550,373,469
Ecuador — 1.7%
Ecuador Government International Bonds
2.50%, 07/31/35(a)(c)(f)	142,091	130,012,812

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ecuador (continued)
5.50%, 07/31/40(a)(c)(f)	$67,600	$55,837,987
6.90%, 07/31/30(a)(c)(f)	15,841	15,746,178
8.75%, 01/29/34(d)	43,750	44,208,500
9.25%, 01/29/39(d)	35,805	36,789,637
		282,595,114
Egypt — 2.6%
Egypt Government International Bonds
5.80%, 09/30/27(a)	24,604	24,606,460
5.88%, 02/16/31(a)	33,085	32,191,705
6.59%, 02/21/28(a)	27,779	28,181,796
7.05%, 01/15/32(a)	22,195	22,472,438
7.30%, 09/30/33(a)	24,600	24,723,000
7.50%, 02/16/61(a)	33,327	28,394,604
7.60%, 03/01/29(a)	39,489	41,364,727
7.63%, 05/29/32(a)	39,140	40,509,900
7.90%, 02/21/48(a)	33,585	30,402,821
8.50%, 01/31/47(a)	56,004	54,109,665
8.63%, 02/04/30(a)	27,912	30,396,168
8.70%, 03/01/49(a)	33,057	32,329,746
8.88%, 05/29/50(a)	45,094	44,490,642
		434,173,672
El Salvador — 0.3%
El Salvador Government International Bonds
9.25%, 04/17/30(a)	22,314	24,210,690
9.65%, 11/21/54(a)	22,215	25,351,536
		49,562,226
Ghana — 0.8%
Ghana Government International Bonds
6.00%, 07/03/29(a)(c)(f)	54,136	52,971,863
6.00%, 07/03/35(a)(c)(f)	92,524	84,197,220
		137,169,083
Guatemala — 0.3%
Guatemala Government Bonds
6.13%, 06/01/50(a)	30,999	30,379,020
6.60%, 06/13/36(a)	21,718	23,238,260
		53,617,280
Hungary — 3.0%
Hungary Government International Bonds
2.13%, 09/22/31(a)	50,636	43,496,324
3.13%, 09/21/51(a)	44,953	27,522,474
5.25%, 06/16/29(a)	39,492	40,202,856
5.38%, 09/26/30(a)	33,875	34,611,781
5.50%, 06/16/34(a)	28,436	28,684,815
5.50%, 03/26/36(a)	54,743	54,414,542
6.00%, 09/26/35(a)	22,650	23,318,628
6.13%, 05/22/28(a)	48,330	50,021,550
6.25%, 09/22/32(a)	40,366	42,745,576
6.75%, 09/25/52(a)	27,937	29,627,188
6.75%, 09/23/55(a)	33,300	34,590,375
7.63%, 03/29/41	36,986	42,961,828
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(a)	24,069	24,715,975
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	25,573	26,647,066
		503,560,978
India — 0.7%
Export-Import Bank of India
2.25%, 01/13/31(a)	22,970	20,646,355
3.25%, 01/15/30(a)	22,862	21,924,658
Security	Par (000)	Value
India (continued)
3.88%, 02/01/28(a)	$22,258	$22,102,194
5.50%, 01/18/33(a)	22,350	23,307,697
5.50%, 01/13/35(a)	22,612	23,448,644
		111,429,548
Indonesia — 3.6%
Indonesia Government International Bonds
1.85%, 03/12/31	12,252	10,800,904
2.15%, 07/28/31	11,904	10,543,492
2.85%, 02/14/30	12,454	11,781,484
3.05%, 03/12/51	20,177	13,014,165
3.50%, 01/11/28	13,205	13,086,155
3.55%, 03/31/32	10,656	10,059,264
3.70%, 10/30/49	9,787	7,252,167
3.85%, 07/18/27(a)	8,675	8,677,125
3.85%, 10/15/30	17,063	16,751,600
4.10%, 04/24/28	10,725	10,771,922
4.20%, 10/15/50	16,917	13,533,092
4.35%, 02/21/31	11,300	11,254,800
4.35%, 01/11/48	17,837	14,974,162
4.45%, 04/15/70	10,378	8,111,030
4.55%, 01/11/28	9,788	9,885,880
4.63%, 04/15/43(a)	14,433	13,162,896
4.65%, 09/20/32	13,320	13,373,280
4.75%, 02/11/29	12,150	12,332,250
4.75%, 09/10/34	11,650	11,510,200
4.75%, 07/18/47(a)	10,280	9,362,510
4.85%, 01/11/33	13,077	13,121,952
4.90%, 04/16/36	12,850	12,655,965
4.95%, 02/21/36	5,800	5,736,200
5.13%, 01/15/45(a)	20,260	19,733,240
5.25%, 01/17/42(a)	21,459	21,115,656
5.25%, 01/08/47(a)	15,214	14,797,517
5.35%, 02/11/49	10,043	9,864,235
5.60%, 01/15/35	10,750	11,250,843
5.95%, 01/08/46(a)	12,398	12,966,944
6.63%, 02/17/37(a)	14,829	16,697,454
6.75%, 01/15/44(a)	20,218	23,008,084
7.75%, 01/17/38(a)	19,780	24,428,300
8.50%, 10/12/35(a)	15,595	19,758,865
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(a)	10,448	9,444,992
2.80%, 06/23/30(a)	10,529	9,834,086
4.15%, 03/29/27(a)	16,501	16,533,342
4.40%, 06/06/27(a)	14,995	15,069,975
4.40%, 03/01/28(a)	17,887	17,978,760
4.45%, 02/20/29(a)	13,154	13,233,976
4.50%, 12/01/30(a)	10,850	10,828,300
4.55%, 07/23/30(a)	11,500	11,534,500
4.70%, 06/06/32(a)	15,283	15,389,981
5.00%, 05/25/30(a)	11,650	11,917,950
5.20%, 07/02/34(a)	9,650	9,804,400
5.20%, 07/23/35(a)	11,200	11,328,800
5.40%, 11/15/28(a)	10,650	11,022,750
5.60%, 11/15/33(a)	9,500	9,941,750
		609,237,195
Ivory Coast — 0.8%
Ivory Coast Government International Bonds
6.13%, 06/15/33(a)	28,223	27,849,045
7.63%, 01/30/33(a)	24,809	26,465,001
8.08%, 04/01/36(a)	39,221	41,848,807

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ivory Coast (continued)
8.25%, 01/30/37(a)	$33,222	$35,705,677
		131,868,530
Jamaica — 0.6%
Jamaica Government International Bonds
6.75%, 04/28/28	23,481	24,144,338
7.88%, 07/28/45	40,665	49,163,985
8.00%, 03/15/39	27,676	33,460,284
		106,768,607
Jordan — 0.5%
Jordan Government International Bonds
5.85%, 07/07/30(a)	28,179	28,256,210
7.38%, 10/10/47(a)	21,730	21,511,831
7.50%, 01/13/29(a)	27,700	29,015,750
		78,783,791
Kazakhstan — 1.1%
Kazakhstan Government International Bonds
4.41%, 10/28/30(a)	33,900	33,550,406
4.71%, 04/09/35(a)	33,913	33,319,522
4.88%, 10/14/44(a)	22,262	20,091,455
5.00%, 07/01/32(a)	30,450	30,655,690
5.50%, 07/01/37(a)	25,550	25,933,506
6.50%, 07/21/45(a)	33,522	36,371,370
		179,921,949
Kenya — 0.8%
Republic of Kenya Government International Bonds
6.30%, 01/23/34(a)	22,117	20,347,640
8.00%, 05/22/32(a)	27,070	28,234,010
8.25%, 02/28/48(a)	21,815	20,964,215
9.50%, 03/05/36(a)	33,616	35,935,504
9.75%, 02/16/31(a)	33,445	36,973,447
		142,454,816
Latvia — 0.2%
Latvia Government International Bonds, 5.13%, 07/30/34(a)	27,468	27,863,265
Lebanon — 0.3%
Lebanon Government International Bonds
6.00%, 01/27/23(a)(g)(h)	23,968	6,932,334
6.10%, 10/04/22(a)(g)(h)	10,902	3,149,538
6.10%, 10/04/24(a)	21,875	6,319,587
6.60%, 11/27/26(a)(g)(h)	34,812	10,062,628
6.65%, 02/26/30(a)(g)(h)	30,342	8,805,716
6.75%, 11/29/27(a)(g)(h)	22,169	6,412,290
6.85%, 03/23/27(a)(g)(h)	27,194	7,865,252
7.00%, 03/23/32(a)(g)(h)	21,804	6,335,370
		55,882,715
Mexico — 4.2%
Eagle Funding Luxco Sarl, 5.50%, 08/17/30(a)	81,990	83,219,850
Mexico Government International Bonds
2.66%, 05/24/31	21,055	18,738,950
3.25%, 04/16/30	14,172	13,350,024
3.50%, 02/12/34	20,154	17,372,748
3.75%, 01/11/28	11,615	11,512,904
3.75%, 04/19/71	21,321	12,494,106
3.77%, 05/24/61	20,131	12,320,172
4.15%, 03/28/27	12,051	12,051,000
4.28%, 08/14/41	15,204	12,147,996
4.35%, 01/15/47	9,295	6,966,603
4.40%, 02/12/52	15,238	11,047,550
Security	Par (000)	Value
Mexico (continued)
4.50%, 04/22/29	$17,082	$17,130,043
4.50%, 01/31/50	14,153	10,699,668
4.60%, 01/23/46	16,381	12,793,561
4.60%, 02/10/48	12,914	9,943,780
4.75%, 03/22/31	10,550	10,423,400
4.75%, 04/27/32	17,268	16,784,496
4.75%, 03/08/44	24,116	19,726,888
4.88%, 05/19/33	16,108	15,447,733
5.00%, 04/27/51	17,412	13,964,424
5.38%, 03/22/33	27,057	26,759,373
5.40%, 02/09/28	8,649	8,836,164
5.55%, 01/21/45	19,595	18,105,780
5.63%, 02/09/34	13,185	13,158,630
5.63%, 09/22/35	17,800	17,479,600
5.75%, 10/12/2110	17,822	14,827,904
5.85%, 07/02/32	26,850	27,548,100
6.00%, 05/13/30	12,300	12,841,200
6.00%, 05/07/36	28,085	28,337,765
6.05%, 01/11/40	19,560	19,383,960
6.13%, 02/09/38	22,525	22,491,213
6.34%, 05/04/53	20,548	19,479,504
6.35%, 02/09/35	19,654	20,440,160
6.40%, 05/07/54	17,672	16,859,088
6.63%, 01/29/38	20,320	21,092,160
6.75%, 09/27/34	11,511	12,397,347
6.75%, 02/09/56	12,800	12,684,800
6.88%, 05/13/37	27,050	28,700,050
7.38%, 05/13/55	17,558	18,857,292
8.30%, 08/15/31	6,536	7,725,552
		706,141,538
Morocco — 0.6%
Morocco Government International Bonds
3.00%, 12/15/32(a)	22,422	19,551,984
4.00%, 12/15/50(a)	27,667	19,678,154
5.95%, 03/08/28(a)	28,988	29,812,346
6.50%, 09/08/33(a)	28,090	30,240,570
		99,283,054
Nigeria — 2.3%
Nigeria Government International Bonds
6.13%, 09/28/28(a)	27,658	27,810,119
6.50%, 11/28/27(a)	33,042	33,496,327
7.14%, 02/23/30(a)	27,730	28,533,338
7.38%, 09/28/33(a)	33,570	33,905,700
7.63%, 11/28/47(a)	33,089	30,938,215
7.70%, 02/23/38(a)	27,717	27,439,830
7.88%, 02/16/32(a)	33,524	34,831,436
8.25%, 09/28/51(a)	27,851	27,266,408
8.38%, 03/24/29(a)	27,798	29,577,072
8.63%, 01/13/36(a)	27,750	29,649,210
8.75%, 01/21/31(a)	22,557	24,542,016
9.13%, 01/13/46(a)	24,425	26,195,813
10.38%, 12/09/34(a)	33,477	39,536,337
		393,721,821
Oman — 2.6%
Oman Government International Bonds
5.38%, 03/08/27(a)	29,844	30,142,440
5.63%, 01/17/28(a)	53,760	54,902,400
6.00%, 08/01/29(a)	49,653	51,763,252
6.25%, 01/25/31(a)	37,575	39,979,800
6.50%, 03/08/47(a)	45,291	47,767,512

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oman (continued)
6.75%, 10/28/27(a)	$28,901	$29,984,788
6.75%, 01/17/48(a)	63,120	67,980,240
7.00%, 01/25/51(a)	22,577	25,195,932
7.38%, 10/28/32(a)	23,120	26,281,660
Oman Sovereign Sukuk Co.
4.53%, 04/17/33(a)	23,100	22,707,300
4.88%, 06/15/30(a)	39,283	39,774,037
		436,479,361
Pakistan — 0.5%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	22,245	23,058,166
Pakistan Government International Bonds
6.88%, 12/05/27(a)	33,505	34,049,218
7.38%, 04/08/31(a)	31,198	31,400,787
		88,508,171
Panama — 2.8%
Panama Government International Bonds
2.25%, 09/29/32	46,545	38,545,311
3.16%, 01/23/30	28,940	27,207,217
3.30%, 01/19/33	18,865	16,563,470
3.87%, 07/23/60	53,485	34,758,564
3.88%, 03/17/28	33,522	33,027,550
4.30%, 04/29/53	32,973	24,284,615
4.50%, 05/15/47	22,034	17,249,868
4.50%, 04/16/50	46,754	35,714,212
4.50%, 04/01/56	47,012	34,735,991
4.50%, 01/19/63	28,471	20,798,066
6.40%, 02/14/35	46,494	48,601,768
6.70%, 01/26/36	37,008	39,487,536
6.85%, 03/28/54	26,420	27,182,877
6.88%, 01/31/36	18,411	19,849,451
7.50%, 03/01/31	20,323	22,446,754
8.00%, 03/01/38	23,259	27,015,329
		467,468,579
Paraguay — 0.4%
Paraguay Government International Bonds
4.95%, 04/28/31(a)	22,242	22,419,936
5.40%, 03/30/50(a)	26,418	24,380,512
6.10%, 08/11/44(a)	22,269	22,758,918
		69,559,366
Peru — 2.7%
Peru Government International Bonds
1.86%, 12/01/32	20,296	16,865,976
2.78%, 01/23/31	56,286	52,064,550
2.78%, 12/01/60	39,986	21,652,419
3.00%, 01/15/34	44,038	38,180,946
3.23%, 07/28/2121	20,515	11,119,130
3.30%, 03/11/41	25,575	19,696,842
3.55%, 03/10/51	34,576	24,047,608
3.60%, 01/15/72	20,435	12,894,485
5.38%, 02/08/35	25,655	26,116,790
5.50%, 03/30/36	32,050	32,626,900
5.63%, 11/18/50	51,121	49,561,809
5.88%, 08/08/54	34,335	33,648,300
6.20%, 06/30/55	28,800	29,448,000
6.55%, 03/14/37	22,802	25,093,601
8.75%, 11/21/33	42,839	53,805,784
		446,823,140
Security	Par (000)	Value
Philippines — 3.4%
Philippines Government International Bonds
1.65%, 06/10/31	$20,899	$18,205,641
2.46%, 05/05/30	17,190	15,965,213
2.65%, 12/10/45	25,743	16,761,267
2.95%, 05/05/45	23,096	15,947,788
3.00%, 02/01/28	32,885	32,278,683
3.20%, 07/06/46	36,621	25,923,273
3.70%, 03/01/41	33,404	27,641,810
3.70%, 02/02/42	33,317	27,203,330
3.75%, 01/14/29	25,478	25,238,762
3.95%, 01/20/40	32,562	28,259,746
4.20%, 03/29/47	16,604	13,573,770
4.75%, 03/05/35	18,143	17,945,786
5.00%, 07/17/33	21,036	21,411,493
5.00%, 01/27/36	18,450	18,468,450
5.00%, 01/13/37	22,443	22,330,785
5.25%, 05/14/34	16,950	17,475,450
5.50%, 02/04/35	20,910	21,772,537
5.50%, 01/17/48	20,868	20,513,244
5.60%, 05/14/49	16,900	16,857,750
5.90%, 02/04/50	16,800	17,451,000
6.38%, 01/15/32	17,246	19,022,338
6.38%, 10/23/34	31,424	34,853,144
7.75%, 01/14/31	28,338	32,673,714
9.50%, 02/02/30	33,332	39,798,408
ROP Sukuk Trust, 5.05%, 06/06/29(a)	16,125	16,512,000
		564,085,382
Poland — 3.3%
Bank Gospodarstwa Krajowego
5.38%, 05/22/33(a)	35,855	36,923,479
5.75%, 07/09/34(a)	35,682	37,475,021
6.25%, 10/31/28(a)	19,845	21,001,765
6.25%, 07/09/54(a)	35,986	37,065,580
Republic of Poland Government International Bonds
4.63%, 03/18/29	30,806	31,438,755
4.88%, 02/12/30	55,959	57,618,184
4.88%, 10/04/33	49,378	49,788,825
5.13%, 09/18/34	61,168	61,954,621
5.38%, 02/12/35	55,729	57,185,199
5.50%, 11/16/27	23,749	24,435,584
5.50%, 04/04/53	50,107	47,353,119
5.50%, 03/18/54	71,375	67,532,170
5.75%, 11/16/32	30,709	32,727,195
		562,499,497
Romania — 3.1%
Romanian Government International Bonds
3.00%, 02/27/27(a)	2,722	2,679,809
3.00%, 02/14/31(a)	28,478	25,971,936
3.63%, 03/27/32(a)	23,632	21,675,034
4.00%, 02/14/51(a)	43,810	30,462,845
5.13%, 06/15/48(a)	26,060	21,825,250
5.25%, 11/25/27(a)	19,874	20,152,236
5.75%, 09/16/30(a)	45,302	46,685,523
5.75%, 03/24/35(a)	44,650	44,315,125
5.88%, 01/30/29(a)	45,332	46,796,224
6.00%, 05/25/34(a)	21,776	22,157,080
6.13%, 01/22/44(a)	21,834	21,178,980
6.38%, 01/30/34(a)	44,688	46,489,373
6.63%, 02/17/28(a)	39,194	40,761,760

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Romania (continued)
6.63%, 05/16/36(a)	$38,052	$39,859,470
7.13%, 01/17/33(a)	35,016	38,221,540
7.50%, 02/10/37(a)	27,268	30,223,579
7.63%, 01/17/53(a)	27,322	30,372,501
		529,828,265
Saudi Arabia — 4.8%
KSA Ijarah Sukuk Ltd.
4.25%, 09/09/30(a)	14,600	14,496,486
4.88%, 09/09/35(a)	23,450	23,309,300
KSA Sukuk Ltd.
2.25%, 05/17/31(a)	13,935	12,447,439
2.97%, 10/29/29(a)	16,284	15,522,723
3.63%, 04/20/27(a)	27,689	27,560,938
4.27%, 05/22/29(a)	20,088	20,075,445
4.30%, 01/19/29(a)	14,851	14,862,138
4.51%, 05/22/33(a)	21,441	21,105,984
5.25%, 06/04/27(a)	7,150	7,250,994
5.25%, 06/04/30(a)	11,250	11,631,094
5.25%, 06/04/34(a)	16,000	16,394,160
5.27%, 10/25/28(a)	17,579	18,073,409
Saudi Government International Bonds
2.25%, 02/02/33(a)	19,898	17,001,448
2.75%, 02/03/32(a)	8,236	7,448,433
3.25%, 10/22/30(a)	11,259	10,697,514
3.25%, 11/17/51(a)	8,937	5,778,932
3.45%, 02/02/61(a)	16,752	10,520,256
3.63%, 03/04/28(a)	32,080	31,759,200
3.75%, 01/21/55(a)	19,794	13,771,676
4.13%, 01/12/29(d)	16,450	16,408,875
4.38%, 04/16/29(a)	28,533	28,661,398
4.38%, 01/12/31(d)	18,300	18,185,625
4.50%, 04/17/30(a)	21,095	21,229,481
4.50%, 10/26/46(a)	44,660	37,603,720
4.50%, 04/22/60(a)	21,031	16,470,007
4.63%, 10/04/47(a)	32,069	27,290,719
4.75%, 01/18/28(a)	21,962	22,181,620
4.75%, 01/16/30(a)	23,129	23,449,915
4.88%, 07/18/33(a)	25,136	25,261,680
4.88%, 01/12/36(d)	16,000	15,795,040
5.00%, 01/16/34(a)	27,630	27,964,737
5.00%, 04/17/49(a)	23,503	20,958,800
5.00%, 01/18/53(a)	22,625	19,712,031
5.13%, 01/13/28(a)	36,270	36,938,728
5.25%, 01/16/50(a)	23,529	21,646,680
5.38%, 01/13/31(a)	21,371	22,148,477
5.50%, 10/25/32(a)	16,473	17,322,348
5.63%, 01/13/35(a)	28,158	29,521,974
5.75%, 01/16/54(a)	32,664	31,684,080
5.88%, 01/12/56(d)	21,950	21,408,055
		801,551,559
Senegal — 0.2%
Senegal Government International Bonds
6.25%, 05/23/33(a)	24,279	13,955,691
6.75%, 03/13/48(a)	22,038	11,762,782
7.75%, 06/10/31(a)	23,294	14,041,914
		39,760,387
Serbia — 0.5%
Serbia International Bonds
2.13%, 12/01/30(a)	26,233	23,061,693
6.00%, 06/12/34(a)	33,522	34,728,457
Security	Par (000)	Value
Serbia (continued)
6.50%, 09/26/33(a)	$22,321	$24,009,137
		81,799,287
South Africa — 2.9%
Republic of South Africa Government International Bonds
4.30%, 10/12/28	44,484	44,064,516
4.85%, 09/27/27	19,471	19,633,778
4.85%, 09/30/29	44,138	43,949,751
5.00%, 10/12/46	22,357	16,988,190
5.38%, 07/24/44	22,425	18,489,413
5.65%, 09/27/47	33,646	27,741,127
5.75%, 09/30/49	66,522	54,674,764
5.88%, 06/22/30	30,441	31,322,571
5.88%, 04/20/32	30,177	30,908,490
6.13%, 12/11/37(a)	38,925	37,757,250
7.10%, 11/19/36(a)	44,351	47,055,302
7.25%, 12/11/55(a)	38,425	37,301,069
7.30%, 04/20/52	34,399	33,951,813
7.95%, 11/19/54(a)	33,319	34,928,808
8.50%, 11/06/35(a)	2,150	2,316,088
		481,082,930
Sri Lanka — 1.0%
Sri Lanka Government International Bonds
3.10%, 01/15/30(a)(c)(f)	24,397	24,089,611
3.35%, 03/15/33(a)(c)(f)	42,936	39,393,397
3.60%, 03/15/33(a)(c)(f)	4,501	4,130,014
3.85%, 02/15/38(a)(c)(f)	44,946	44,462,452
4.00%, 04/15/28(a)	25,802	25,179,942
9.25%, 06/15/35(a)(c)(f)	31,951	26,096,747
		163,352,163
Suriname — 0.1%
Suriname Government International Bonds, 8.50%, 11/06/35(d)	20,690	22,288,302
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bonds, 6.50%, 01/28/36(d)	19,800	19,738,224
Turkey — 4.6%
Hazine Mustesarligi Varlik Kiralama AS
6.50%, 04/26/30(a)(c)	24,366	25,218,810
6.75%, 09/01/30(a)(c)	24,600	25,677,111
8.51%, 01/14/29(a)(c)	24,415	26,703,906
Turkiye Government International Bonds
4.88%, 04/16/43	28,823	21,642,902
5.13%, 02/17/28	19,093	19,179,014
5.25%, 03/13/30	19,608	19,316,233
5.75%, 05/11/47	33,294	26,751,729
5.88%, 06/26/31	17,059	16,913,999
5.95%, 01/15/31	20,732	20,731,585
6.00%, 03/25/27	27,670	28,214,822
6.00%, 01/14/41	28,718	25,422,609
6.13%, 10/24/28	26,207	26,935,882
6.30%, 03/14/33	19,850	19,651,500
6.50%, 09/20/33	14,803	14,812,252
6.50%, 01/03/35	33,358	32,968,712
6.63%, 02/17/45	28,300	25,716,776
6.75%, 05/30/40	19,415	18,787,507
6.80%, 11/04/36	20,450	20,337,730
6.88%, 03/17/36	26,366	26,626,101
6.88%, 01/14/38	15,050	14,880,688

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
6.95%, 09/16/35	$19,400	$19,648,514
7.13%, 02/12/32	24,086	25,157,827
7.13%, 07/17/32	16,656	17,334,732
7.25%, 05/29/32	19,600	20,543,348
7.25%, 03/05/38	9,684	10,134,209
7.63%, 04/26/29	28,576	30,443,156
7.63%, 05/15/34	28,000	29,748,880
8.00%, 02/14/34	14,407	15,820,903
8.60%, 09/24/27	16,967	18,069,855
9.13%, 07/13/30	24,236	27,459,388
9.38%, 03/14/29	21,864	24,378,360
9.38%, 01/19/33	26,098	30,312,827
9.88%, 01/15/28	33,034	36,141,261
11.88%, 01/15/30	13,542	16,755,178
		778,438,306
Ukraine — 1.4%
Ukraine Government International Bonds
4.50%, 02/01/34(a)(c)(f)	70,843	44,489,570
5.50%, 02/01/32(c)(d)(f)	51,700	41,101,500
6.00%, 02/01/29(a)(c)(f)	25,347	19,669,274
6.00%, 02/01/35(a)(c)(f)	66,634	41,046,537
6.00%, 02/01/36(a)(c)(f)	55,444	33,654,560
7.75%, 02/01/34(a)(c)(f)	45,349	22,107,298
7.75%, 02/01/35(a)(c)(f)	37,204	20,983,036
7.75%, 02/01/36(a)(c)(f)	30,550	17,062,330
		240,114,105
United Arab Emirates — 2.8%
Abu Dhabi Government International Bonds
1.63%, 06/02/28(a)	18,034	17,102,724
1.70%, 03/02/31(a)	14,066	12,529,289
1.88%, 09/15/31(a)	16,045	14,191,802
2.50%, 09/30/29(a)	26,739	25,441,089
2.70%, 09/02/70(a)	13,472	7,358,070
3.00%, 09/15/51(a)	11,702	7,820,856
3.13%, 10/11/27(a)	32,462	32,061,419
3.13%, 04/16/30(a)	26,415	25,560,475
3.13%, 09/30/49(a)	36,229	25,360,300
3.63%, 10/02/28(a)	9,350	9,307,738
3.88%, 04/16/50(a)	35,235	27,870,885
4.13%, 10/11/47(a)	26,952	22,645,070
4.25%, 10/02/35(a)	18,200	17,854,200
4.88%, 04/30/29(a)	17,450	17,960,500
5.00%, 04/30/34(a)	13,850	14,455,937
5.50%, 04/30/54(a)	15,500	15,616,250
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(a)	11,930	8,776,066
5.25%, 01/30/43(a)	8,579	8,565,617
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	9,275	6,149,448
6.13%, 03/06/36(a)	9,150	9,352,673
6.50%, 11/23/32(a)	9,150	9,627,264
RAK Capital, 5.00%, 03/12/35(a)	9,400	9,611,500
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	8,492	8,274,860
3.23%, 10/23/29(a)	9,350	8,760,670
4.23%, 03/14/28(a)	10,915	10,745,053
5.43%, 04/17/35(a)	9,200	9,205,750
UAE International Government Bonds
2.00%, 10/19/31(a)	8,550	7,696,283
2.88%, 10/19/41(a)	8,847	6,706,114
Security	Par (000)	Value
United Arab Emirates (continued)
3.25%, 10/19/61(a)	$17,715	$11,932,470
4.05%, 07/07/32(a)	16,110	16,041,532
4.86%, 07/02/34(a)	13,850	14,333,256
4.92%, 09/25/33(a)	13,800	14,458,950
4.95%, 07/07/52(a)	10,227	9,652,997
		463,027,107
Uruguay — 2.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60	29,020	26,828,634
Uruguay Government International Bonds
4.38%, 01/23/31	42,329	42,794,860
4.98%, 04/20/55	57,543	51,875,455
5.10%, 06/18/50	88,876	83,009,986
5.44%, 02/14/37	44,808	46,331,533
5.75%, 10/28/34	48,951	51,888,085
7.63%, 03/21/36	23,521	28,319,409
		331,047,962
Zambia — 0.3%
Zambia Government International Bonds
0.50%, 12/31/53(a)	28,546	20,495,803
7.50%, 06/30/33(a)(c)(f)	26,945	26,338,679
		46,834,482
Total Foreign Government Obligations — 86.3% (Cost: $15,333,555,951)		14,502,246,596
Total Long-Term Investments — 98.0% (Cost: $17,468,878,736)		16,477,736,619
	Shares
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(i)(j)	120,620,000	120,620,000
Total Short-Term Securities — 0.7% (Cost: $120,620,000)		120,620,000
Total Investments — 98.7% (Cost: $17,589,498,736)		16,598,356,619
Other Assets Less Liabilities — 1.3%		215,426,975
Net Assets — 100.0%		$16,813,783,594

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Perpetual security with no stated maturity date.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$63,850,000	$56,770,000 (a)	$—	$—	$—	$120,620,000	120,620,000	$495,900	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,975,490,023	$—	$1,975,490,023
Foreign Government Obligations	—	14,502,246,596	—	14,502,246,596
Short-Term Securities
Money Market Funds	120,620,000	—	—	120,620,000
	$120,620,000	$16,477,736,619	$—	$16,598,356,619

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CMT	Constant Maturity Treasury
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate